Cover	Jun. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 01, 2022
Entity Registrant Name	Outbrain Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40643
Entity Tax Identification Number	20-5391629
Entity Address, Address Line One	111 West 19th Street
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(646)
Local Phone Number	867-0149
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Amendment Flag	true
Entity Central Index Key	0001454938
Entity Ex Transition Period	false
Amendment Description	Departure of directors or certain officers; election of directors; appointment of certain officers; compensatory arrangements of certain officers.IntroductionAs previously reported on the Current Report on Form 8-K filed by Outbrain Inc. (the “Company”) on June 2, 2022, the Company’s Board of Directors (the “Board”) appointed Jason Kiviat to serve as the Company’s Chief Financial Officer (“CFO”), effective July 1, 2022. On August 3, 2022, the Company entered into an Executive Employment Agreement (the “Employment Agreement”) with Mr. Kiviat in connection with his appointment to the position of CFO setting forth the terms and conditions of his employment, including his compensation arrangement, as summarized below. The following summary of the Employment Agreement is not a complete discussion of the agreement and is qualified in its entirety by reference to the full text of the agreement, filed herewith.